Subsequent Events - Additional Information (Details)				1 Months Ended
	Feb. 17, 2023 shares	Feb. 10, 2023 USD ($) $ / shares	Jan. 25, 2023 USD ($) $ / shares shares	Jan. 31, 2023 USD ($) shares	Jan. 01, 2023 shares $ / shares
Ordinary Shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Increase decrease in shares issued | shares	625,000
Loans Borrowed By Way Of Bonds Issued [Member] | Tranche B [Member]
Disclosure of non-adjusting events after reporting period [line items]
Debt instrument face value | $			$ 10,000,000
Debt instrument conversion price per share | $ / shares			$ 10
Loans Borrowed By Way Of Bonds Issued [Member] | Tranche B [Member] | Bottom of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Date on which the debt instrument is eligible to be converted into equity			Dec. 31, 2023
Loans Borrowed By Way Of Bonds Issued [Member] | Tranche B [Member] | Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Date on which the debt instrument is eligible to be converted into equity			Jun. 30, 2024
Major ordinary share transactions [member] | Private Placement [member]
Disclosure of non-adjusting events after reporting period [line items]
Warrants as a percentage of fully diluted ordinary share capital		1.00%
Major ordinary share transactions [member] | Private Placement [member] | Ordinary Shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from the issuance of common stock | $		$ 137,000,000
Common stock par or stated value per share | $ / shares		$ 0.01
Sale of stock issue price per share | $ / shares		$ 11.57
Excercise Of Warrants [Member] | Ordinary Shares [member] | OACB Warrants [member]
Disclosure of non-adjusting events after reporting period [line items]
Increase decrease in shares issued | shares				271,150
Class of warrants or rights exercise price per share | $ / shares					$ 11.5
Proceeds from the excerise of warrants | $				$ 3,100,000
Number of shares called by each warrant or right | shares					1
Warrants Issued To Senior Bond Holders On Debt Conversion [Member] | Ordinary Shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Increase decrease in shares issued | shares			3,014,189